Deferred Tax - Summary of Trading Losses (Details) ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 HKD ($)
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses	$ 629,000,000					$ 382,000,000
United Kingdom
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses	529,000,000	£ 404				331,000,000	£ 259
Americas
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses	80,000,000					34,000,000
Brazil
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses	16,000,000		R$ 66			13,000,000		R$ 49
Japan
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses	3,000,000			¥ 343		2,000,000			¥ 274
Hong Kong
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Trading losses	$ 1,000,000				$ 8	$ 2,000,000				$ 14